CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - $ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Weighted average shares outstanding, basic	206,012,033	205,100,000
Weighted average shares outstanding, diluted	206,012,033	205,100,000
Basic, net loss per ordinary share	$ (0.0004)	$ (0.00)
Diluted, net loss per ordinary share	$ (0.0004)	$ (0.00)